DEFERRED CHARGES (Details Narrative) - USD ($)	12 Months Ended
	Jul. 31, 2024	Jul. 31, 2023
Revenue Recognition and Deferred Revenue [Abstract]
Aggregate amortization expense	$ 502,829	$ 452,781
Weighted average life	9 years